UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital
Address:  28 State Street. 40th St.
          Boston, MA 02109

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      July 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    10237



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABB LTD  ZUERICH  ADR          ADRS STOCKS      000375204      708    25000 SH       SOLE                  25000        0        0
D ABERCROMBIE & FITCH CO CL A CO COMMON STOCK     002896207      633    10100 SH       SOLE                  10100        0        0
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101      985    25000 SH       SOLE                  25000        0        0
D APPLE INC  COM STK             COMMON STOCK     037833100      670     4000 SH       SOLE                   4000        0        0
D BROADCOM CORP CL A COM STK     COMMON STOCK     111320107      873    32000 SH       SOLE                  32000        0        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102      523    22500 SH       SOLE                  22500        0        0
D CORNING INC  COM STK           COMMON STOCK     219350105      521    22600 SH       SOLE                  22600        0        0
D COVANTA HOLDING CORP DELAWARE  COMMON STOCK     22282E102      667    25000 SH       SOLE                  25000        0        0
D EQUINIX INC  COM STK           COMMON STOCK     29444U502      535     6000 SH       SOLE                   6000        0        0
D FIRST SOLAR INC                COMMON STOCK     336433107     1146     4200 SH       SOLE                   4200        0        0
D FPL GROUP INC  COM STK         COMMON STOCK     302571104      820    12500 SH       SOLE                  12500        0        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204      245    10000 SH       SOLE                  10000        0        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      666    15000 SH       SOLE                  15000        0        0
D SIEMENS AG  MUENCHEN  ADR      ADRS STOCKS      826197501      441     4000 SH       SOLE                   4000        0        0
D SPX CORP  COM STK              COMMON STOCK     784635104      804     6100 SH       SOLE                   6100        0        0
S REPORT SUMMARY                 15 DATA RECORDS               10237        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED